Trade and Other Payables	12 Months Ended
Jun. 30, 2026
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
16.	TRADE AND OTHER PAYABLES

	30 June 2026 $	30 June 2025 $
Trade payables	1,744,828	2,910,197
GEM commitment Fee Put Amount payable (i)	-	3,909,452
Other payables	185,159	(93,705)
Accruals (ii)	15,739,364	9,769,032
Excise tax payable	1,541,438	1,476,807
	19,210,789	17,971,783

(i)	On July 4, 2023, CRML entered into an agreement with affiliates of GEM Global Yield LLC (the GEM Agreement), pursuant to which the Company was entitled to draw up to $125 million of gross proceeds in exchange for the issuance of ordinary shares of the Company. Beginning in March 2025, the Company and GEM were engaged in various disputes regarding the GEM Agreement. On 5 March 2026, the Company and the GEM investor reached an agreement to settle the dispute. Under the settlement agreement, GEM exercised in full its warrant to purchase ordinary shares in the Company, which was originally issued in February 2024, pursuant to which it received 1,409,624 ordinary shares. The Company also issued 2,744,062 ordinary shares to GEM for no additional consideration. (refer to note 21)

(ii)	Included in accruals is an estimated amount of $13,000,000 for settlement of a liability with one of the Company’s financial advisors which was previously disclosed as a continent liability (refer to note 4). The parties have agreed in principle on the amount which is to be settled in cash and equity with the number of shares to be determined at the date of execution of the agreement. The parties are in the process of finalizing the agreement and the terms and conditions regarding share pricing and share registration rights.